Note 14	6 Months Ended
Jun. 30, 2021
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Disclosure of Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Text Block]	Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedges of interest rate risk
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	June 2021	December 2020
ASSETS
Derivatives - Hedge accounting	1,530	1,991
Fair value changes of the hedged items in portfolio hedges of interest rate risk	23	51
LIABILITIES
Derivatives - Hedge accounting	2,384	2,318
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—